Taxation (Composition of Income Tax Expense, Current and Deferred Portions of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TAXATION [Abstract]
Income/(loss) from foreign entities	$ 5,371	$ 53,752	$ (48,460)
Income from PRC entities	163,282	190,930	29,794
Income/(Loss) before income tax expense	168,653	244,682	(18,666)
Current income tax expense	9,109	44,668	21,930
Deferred tax	11,403	8,009	(20,965)
Income tax expenses applicable to PRC entities	20,512	52,677	965
Foreign withholding tax expense	1,071	1,378	1,528
Income tax expense	$ 21,583	$ 54,055	$ 2,493